Loss per share (Tables)	6 Months Ended
Jun. 30, 2024
Loss per share [Abstract]
Loss Per Share
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Loss attributable to shareholders (in $’000)	(10,379)	(7,729)	(18,045)	(18,666)
Weighted average number of shares in issue	52,028,145	52,020,849	52,028,145	52,020,849
Basic and diluted loss per share (in USD)	(0.20)	(0.15)	(0.35)	(0.36)